Expense Example - Federated Hermes MDT Balanced Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	685	969	1,274	2,137	318	673	1,154	2,292	116	362	628	1,386	112	350	606	1,340